Borrowings - ABS II Notes (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		$ 2,201,133	$ 1,238,348	$ 1,844,768
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 200,000
Discount percentage	2.775%
Proceeds from borrowings	$ 183,617
Interest rate	5.25%			5.25%
ABS II Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Debt service coverage ratio	1.15
ABS II Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
ABS II Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	0.00%
Debt service coverage ratio	1.25
ABS II Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Production tracking rate	80.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
ABS II Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
Loan to value ratio	65.00%
ABS II Notes | Covenant Six
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
Loan to value ratio	40.00%
Hedging agreement, period	30 months
ABS II Notes | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
ABS II Notes | Covenant Eight
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
Loan to value ratio	40.00%
ABS II Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
ABS II Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio	1.15
ABS II Notes | Bottom of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes	85.00%
ABS II Notes | Bottom of range | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Loan to value ratio	40.00%
ABS II Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
ABS II Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio	1.25
ABS II Notes | Top of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes	95.00%
ABS II Notes | Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged	85.00%